LOANS RECEIVABLE, NET - Principal of loans (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
LOANS RECEIVABLE, NET
Loans receivable	¥ 18,557,814	¥ 15,844,979	¥ 13,652,723
2022
LOANS RECEIVABLE, NET
Loans receivable	16,649,447	11,436,797
2021
LOANS RECEIVABLE, NET
Loans receivable	1,896,796	4,391,267	13,614,369
2020
LOANS RECEIVABLE, NET
Loans receivable	¥ 11,571	¥ 16,915	¥ 38,354